Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)				¥ (9,345,241)
Deferred tax (benefit) expense			(188,496)	122,261
Total provision for income taxes			¥ (188,496)	¥ (9,222,980)